United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas July 24, 2007
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1239    14280 SH       Sole                    14280
AT&T Inc.                      COM              00206r102      494    11901 SH       Sole                    11901
Acxiom Corp                    COM              005125109      243     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103     1120    16580 SH       Sole                    16580
American Express Co            COM              025816109     1282    20950 SH       Sole                    20950
American Intl Group Inc        COM              026874107      903    12900 SH       Sole                    12900
Amgen Inc                      COM              031162100     1095    19807 SH       Sole                    19807
Anadarko Pete Corp             COM              032511107      291     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      313     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1592    55975 SH       Sole                    55975
BP Amoco PLC ADR               COM              055622104      479     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      364    11536 SH       Sole                    11536
CSX Corp                       COM              126408103      270     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1347    36962 SH       Sole                    36962
Cisco Systems Inc              COM              17275r102     1608    57727 SH       Sole                    57727
Citigroup Inc.                 COM              172967101     1457    28406 SH       Sole                    28406
Citizens Holding Co            COM              174715102     1012    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      816    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1122    43925 SH       Sole                    43925
EMC Corp.                      COM              268648102     1672    92362 SH       Sole                    92362
Exxon Mobil Corp               COM              302290101     1448    17259 SH       Sole                    17259
General Electric Co.           COM              369604103     2980    77836 SH       Sole                    77836
International Business Machine COM              459200101     2160    20525 SH       Sole                    20525
L3 Communications              COM              502424104     1536    15775 SH       Sole                    15775
Lowes Cos Inc                  COM              548661107     1637    53349 SH       Sole                    53349
Medtronic Inc                  COM              585055106      898    17325 SH       Sole                    17325
Microsoft Corp                 COM              594918104     1366    46360 SH       Sole                    46360
Monsanto Co                    COM              61166w101     1475    21842 SH       Sole                    21842
Norwood Abbey Limited          COM              019619664        6    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      211     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1447    73425 SH       Sole                    73425
Pepsico Inc                    COM              713448108     1188    18325 SH       Sole                    18325
Pfizer Inc                     COM              717081103     1128    44124 SH       Sole                    44124
Pitney Bowes Inc               COM              724479100      768    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     2499    29415 SH       Sole                    29415
Scotts Companies               COM              810186106     1258    29300 SH       Sole                    29300
Southwestern Energy            COM              845467109     1297    29150 SH       Sole                    29150
Tellabs Inc                    COM              879664100      235    21850 SH       Sole                    21850
Texas Instrs Inc               COM              882508104     1379    36643 SH       Sole                    36643
United Parcel Service          COM              911312106      857    11735 SH       Sole                    11735
United Technologies            COM              913017109     2293    32325 SH       Sole                    32325
Wal Mart Stores Inc            COM              931142103     3616    75157 SH       Sole                    75157
Whole Foods Market Inc.        COM              966837106      713    18625 SH       Sole                    18625
Windstream Corp                COM              9738w1041      258    17500 SH       Sole                    17500
Wyeth                          COM              983024100      963    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1020    12010 SH       Sole                    12010
iShares Russell 1000 Index Fun IDX              464287598      501 6140.000 SH       Sole                 6140.000
iShares Russell 2000 Growth In IDX              464287648     1893 22050.000 SH      Sole                22050.000
iShares Russell 2000 Index Fun IDX              464287655     1574 18975.000 SH      Sole                18975.000
iShares Russell Midcap         IDX              464287499      338 3100.000 SH       Sole                 3100.000
iShares S & P 500              IDX              464287200      787 5230.000 SH       Sole                 5230.000
ishares Dow Jones Select Divid IDX              464287168     2297 31950.000 SH      Sole                31950.000
ishares Dow Jones US Health Ca IDX              464287762      968 13925.000 SH      Sole                13925.000
ishares EAFE Index             IDX              464287465     1142 14145.000 SH      Sole                14145.000
ishares Russell 1000 Growth In IDX              464287614     2832 47835.000 SH      Sole                47835.000
ishares Russell Mid Cap Growth IDX              464287481     1160 10180.000 SH      Sole                10180.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Tablle Value Total: $66,849


List of Other Included Managers:
No.		13F File Number		Name